Taxation (Details 4) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 8,301,899
2020
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,123
2021
Net operating tax loss carry forwards
Net operating tax loss carry forwards	181,883
2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards	903,855
2023
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,618,659
After 2024
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 3,594,379